Share Plans - Stock Option Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Shares
Beginning balance	6.2
Granted	0.5
Exercised	(0.9)
Forfeited	(0.1)
Ending balance	5.7
Options exercisable	4.5
Options expected to vest at end of period	1.2
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 35.53
Granted (USD per share)	$ 77.93
Exercised (USD per share)	$ 35.53
Forfeited (USD per share)	$ 49.29
Ending Balance (USD per share)	$ 39.08
Options exercisable at end of period (USD per share)	$ 33.53
Options expected to vest at end of period (USD per share)	$ 59.46
Weighted Average Remaining Contractual Life
Ending balance	5 years 1 month 6 days
Options exercisable at end of period	4 years 2 months 12 days
Options expected to vest at end of period	8 years 2 months 12 days
Aggregate Intrinsic value
Balance at end of period	$ 157.8
Options exercisable at end of period	144.0
Options expected to vest at end of period	$ 13.8